Supplemental Disclosures of Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash and Non-Cash Activities

The following table sets forth certain cash and non-cash activities for the years ended December 31 (dollars in thousands):

	Year Ended December 31,
	2014	2013	2012
Cash paid during the year for:
Interest	$24,807	$—	$—
Income taxes paid	46,353	34,829	33,619
Non-cash investing and financing activities:
Consumer loans renewed	$290,956	$599,227	$620,097
Affiliate interest expense	7,629	19,788	20,996